American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
October 31, 2022

Strategic Allocation: Moderate - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 47.1%
American Century Diversified Corporate Bond ETF	541,178	24,053,522
American Century Emerging Markets Bond ETF	231,939	8,133,590
American Century Focused Dynamic Growth ETF(2)	354,537	19,352,154
American Century Focused Large Cap Value ETF	486,841	28,409,850
American Century Multisector Income ETF	833,121	35,184,866
American Century Quality Diversified International ETF	699,950	25,746,331
American Century STOXX U.S. Quality Growth ETF	505,082	29,733,470
American Century STOXX U.S. Quality Value ETF	859,925	40,141,041
Avantis Emerging Markets Equity ETF	630,821	28,532,034
Avantis International Equity ETF	559,736	27,113,612
Avantis International Small Cap Value ETF	146,458	7,347,798
Avantis U.S. Equity ETF	657,368	45,233,492
Avantis U.S. Small Cap Value ETF(3)	179,575	13,728,509
TOTAL AFFILIATED FUNDS (Cost $317,858,931)		332,710,269
COMMON STOCKS — 25.8%
Aerospace and Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(2)	2,025	98,111
CAE, Inc.(2)	14,932	284,973
Curtiss-Wright Corp.	3,394	569,615
HEICO Corp.	2,727	443,519
Hensoldt AG	2,771	65,104
Huntington Ingalls Industries, Inc.	2,104	540,875
Leonardo SpA	4,135	33,221
Lockheed Martin Corp.	1,237	602,023
Mercury Systems, Inc.(2)	2,907	140,699
QinetiQ Group PLC	15,812	65,175
Thales SA	3,096	393,749
		3,237,064
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	2,189	367,248
Airlines — 0.1%
Southwest Airlines Co.(2)	22,298	810,532
Auto Components — 0.5%
Aptiv PLC(2)	8,760	797,773
BorgWarner, Inc.	20,628	774,169
CIE Automotive SA	2,290	58,334
Cie Generale des Etablissements Michelin SCA	10,412	265,340
Continental AG	11,137	576,848
Fox Factory Holding Corp.(2)	1,739	152,771
Hyundai Mobis Co. Ltd.	1,898	291,114
Linamar Corp.	11,477	491,227
		3,407,576
Automobiles — 0.4%
Bayerische Motoren Werke AG	12,687	995,826
Ferrari NV	1,820	358,792
Mercedes-Benz Group AG	18,794	1,087,826
Tesla, Inc.(2)	2,763	628,693
		3,071,137

Banks — 1.4%
AIB Group PLC	32,827	94,966
Banco Bilbao Vizcaya Argentaria SA	107,118	552,599
Banco Bradesco SA	143,663	461,958
Banco do Brasil SA	45,000	322,941
Bancorp, Inc.(2)	2,929	80,782
Bank Central Asia Tbk PT	900,300	508,919
Bank of America Corp.	4,501	162,216
Barclays PLC	356,586	605,929
BNP Paribas SA	12,727	596,818
Commerce Bancshares, Inc.	1,285	91,029
First Hawaiian, Inc.	25,706	657,560
Fukuoka Financial Group, Inc.	4,300	73,167
HDFC Bank Ltd., ADR	6,712	418,225
HSBC Holdings PLC	82,000	420,849
JPMorgan Chase & Co.	5,331	671,066
Jyske Bank A/S(2)	1,659	89,535
Mizuho Financial Group, Inc.	11,600	125,459
Prosperity Bancshares, Inc.	7,576	542,214
Regions Financial Corp.	28,778	631,677
Silvergate Capital Corp., Class A(2)	1,238	70,269
Standard Chartered PLC (London)	61,696	368,617
Sumitomo Mitsui Financial Group, Inc.	4,100	115,134
SVB Financial Group(2)	967	223,338
Truist Financial Corp.	17,463	782,168
U.S. Bancorp	9,828	417,199
UniCredit SpA	45,221	560,798
Westamerica Bancorporation	4,992	313,148
		9,958,580
Beverages — 0.3%
Celsius Holdings, Inc.(2)	6,102	555,770
Duckhorn Portfolio, Inc.(2)	6,619	96,770
MGP Ingredients, Inc.	1,490	166,954
PepsiCo, Inc.	4,610	837,084
Pernod Ricard SA	1,111	194,993
		1,851,571
Biotechnology — 0.7%
AbbVie, Inc.	3,776	552,806
ADC Therapeutics SA(2)(3)	3,502	15,549
Alnylam Pharmaceuticals, Inc.(2)	1,797	372,446
Amgen, Inc.	1,146	309,821
Apellis Pharmaceuticals, Inc.(2)	1,407	85,110
Arcus Biosciences, Inc.(2)	861	21,938
Arcutis Biotherapeutics, Inc.(2)	3,615	63,913
Biohaven Ltd.(2)	2,651	43,927
Blueprint Medicines Corp.(2)	1,240	64,282
Celldex Therapeutics, Inc.(2)	1,189	41,770
Centessa Pharmaceuticals PLC, ADR(2)(3)	4,168	16,547
Cerevel Therapeutics Holdings, Inc.(2)	1,592	44,512
CSL Ltd.	3,086	552,442
Cytokinetics, Inc.(2)	2,772	121,026
Fate Therapeutics, Inc.(2)	2,049	42,865
Halozyme Therapeutics, Inc.(2)	3,335	159,446
Horizon Therapeutics PLC(2)	6,065	377,971
Insmed, Inc.(2)	4,012	69,488

Intellia Therapeutics, Inc.(2)	716	37,791
KalVista Pharmaceuticals, Inc.(2)	3,753	19,028
Karuna Therapeutics, Inc.(2)	406	89,052
Kinnate Biopharma, Inc.(2)(3)	2,012	16,961
Kymera Therapeutics, Inc.(2)	912	27,670
Natera, Inc.(2)	2,974	139,659
Neurocrine Biosciences, Inc.(2)	3,992	459,559
Relay Therapeutics, Inc.(2)	1,350	29,997
Sarepta Therapeutics, Inc.(2)	3,570	407,051
Seagen, Inc.(2)	2,220	282,295
Vertex Pharmaceuticals, Inc.(2)	743	231,816
Vitrolife AB	1,096	17,713
		4,714,451
Building Products — 0.4%
AZEK Co., Inc.(2)	4,519	79,128
Cie de Saint-Gobain	23,542	962,419
Hayward Holdings, Inc.(2)(3)	8,476	78,403
Johnson Controls International PLC	8,782	507,951
Masco Corp.	4,670	216,081
Sanwa Holdings Corp.	8,800	75,804
Trane Technologies PLC	3,991	637,083
Trex Co., Inc.(2)	1,155	55,544
Zurn Elkay Water Solutions Corp.	5,169	121,420
		2,733,833
Capital Markets — 1.0%
Ameriprise Financial, Inc.	2,687	830,605
Ares Management Corp., Class A	4,377	331,908
Avanza Bank Holding AB(3)	2,449	48,850
Bank of New York Mellon Corp.	27,370	1,152,551
BlackRock, Inc.	640	413,382
Intercontinental Exchange, Inc.	2,371	226,596
LPL Financial Holdings, Inc.	2,643	675,683
Man Group PLC	18,248	45,394
Morgan Stanley	8,603	706,909
MSCI, Inc.	1,273	596,859
Northern Trust Corp.	14,136	1,192,372
S&P Global, Inc.	796	255,715
StepStone Group, Inc., Class A	3,637	107,364
T. Rowe Price Group, Inc.	6,838	725,922
		7,310,110
Chemicals — 0.6%
Air Liquide SA	2,639	345,217
Air Products and Chemicals, Inc.	970	242,888
Akzo Nobel NV	7,668	473,388
Albemarle Corp.	414	115,866
Avient Corp.	7,551	260,434
Axalta Coating Systems Ltd.(2)	16,140	376,385
Diversey Holdings Ltd.(2)	14,263	77,020
Ecolab, Inc.	1,342	210,788
Element Solutions, Inc.	22,885	393,622
Koninklijke DSM NV	3,133	368,536
Linde PLC	1,975	587,266
OCI NV(2)(3)	993	37,980
Sika AG	1,100	248,023
Symrise AG	3,943	402,472

Tokyo Ohka Kogyo Co. Ltd.	700	30,178
		4,170,063
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc.(2)	1,622	198,630
Driven Brands Holdings, Inc.(2)	7,842	250,787
Elis SA	5,284	60,512
GFL Environmental, Inc.	13,611	367,361
Republic Services, Inc.	4,998	662,835
SPIE SA	3,274	76,590
		1,616,715
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	8,137	983,438
Cisco Systems, Inc.	18,589	844,498
Extreme Networks, Inc.(2)	4,748	85,179
F5, Inc.(2)	3,550	507,331
Juniper Networks, Inc.	7,315	223,839
		2,644,285
Construction and Engineering — 0.2%
Construction Partners, Inc., Class A(2)	5,606	174,571
Eiffage SA	5,166	467,119
SHO-BOND Holdings Co. Ltd.	1,600	69,216
Vinci SA	4,786	440,489
		1,151,395
Construction Materials†
Eagle Materials, Inc.	623	76,199
Summit Materials, Inc., Class A(2)	4,194	110,512
		186,711
Consumer Finance†
American Express Co.	1,626	241,380
Containers and Packaging — 0.3%
Amcor PLC	32,597	377,473
AptarGroup, Inc.	589	58,399
Avery Dennison Corp.	2,481	420,654
Ball Corp.	4,696	231,935
Graphic Packaging Holding Co.	5,046	115,856
Huhtamaki Oyj	2,173	78,096
Packaging Corp. of America	6,073	730,035
SIG Group AG(2)	1,926	37,024
Sonoco Products Co.	4,443	275,822
		2,325,294
Distributors†
Bapcor Ltd.	12,511	52,904
D'ieteren Group	733	121,992
		174,896
Diversified Consumer Services†
European Wax Center, Inc., Class A	4,550	65,429
IDP Education Ltd.	3,899	73,562
		138,991
Diversified Financial Services†
ECN Capital Corp.	11,666	35,194
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	9,344	305,831
IHS Holding Ltd.(2)(3)	3,001	17,916
Internet Initiative Japan, Inc.	4,200	65,925

Verizon Communications, Inc.	11,828	442,013
		831,685
Electric Utilities — 0.5%
Acciona SA	514	92,552
Duke Energy Corp.	4,827	449,780
Edison International	14,456	867,938
Evergy, Inc.	1,830	111,868
Eversource Energy	2,808	214,194
Iberdrola SA	53,592	544,992
IDACORP, Inc.	735	76,954
NextEra Energy, Inc.	11,687	905,742
Pinnacle West Capital Corp.	5,980	401,916
		3,665,936
Electrical Equipment — 0.8%
Alfen Beheer BV(2)	325	34,476
AMETEK, Inc.	5,102	661,525
Atkore, Inc.(2)	2,449	233,390
Eaton Corp. PLC	3,440	516,241
Emerson Electric Co.	12,364	1,070,722
Generac Holdings, Inc.(2)	576	66,764
Hexatronic Group AB	6,900	93,379
Nexans SA	719	67,139
nVent Electric PLC	28,541	1,041,747
Plug Power, Inc.(2)(3)	6,154	98,341
Regal Rexnord Corp.	3,678	465,414
Rockwell Automation, Inc.	718	183,305
Schneider Electric SE	4,921	622,292
Sensata Technologies Holding PLC	2,659	106,918
Ushio, Inc.	1,400	14,538
		5,276,191
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	2,442	422,002
Cognex Corp.	10,490	484,953
Corning, Inc.	5,732	184,398
Fabrinet(2)	460	52,624
Hexagon AB, B Shares	26,249	259,495
Jabil, Inc.	2,635	169,299
Keyence Corp.	1,200	452,478
Keysight Technologies, Inc.(2)	7,780	1,354,887
National Instruments Corp.	3,030	115,685
Sesa SpA	246	26,641
TE Connectivity Ltd.	4,170	509,699
		4,032,161
Energy Equipment and Services — 0.2%
Aker Solutions ASA	22,352	85,341
Baker Hughes Co.	15,293	423,004
Schlumberger NV	20,977	1,091,433
Worley Ltd.(3)	6,745	61,610
		1,661,388
Entertainment — 0.3%
Electronic Arts, Inc.	3,590	452,197
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,740	100,450
Live Nation Entertainment, Inc.(2)	3,158	251,408
Nintendo Co. Ltd.	7,500	304,493

ROBLOX Corp., Class A(2)	2,177	97,399
Spotify Technology SA(2)	3,323	267,767
Universal Music Group NV	20,039	393,475
Walt Disney Co.(2)	3,625	386,208
		2,253,397
Equity Real Estate Investment Trusts (REITs) — 1.4%
Agree Realty Corp.	1,375	94,462
Alexandria Real Estate Equities, Inc.	688	99,966
American Homes 4 Rent, Class A	1,864	59,536
Assura PLC	63,306	40,561
AvalonBay Communities, Inc.	1,146	200,688
Big Yellow Group PLC	2,832	36,441
Brixmor Property Group, Inc.	2,648	56,429
Camden Property Trust	250	28,887
CapitaLand Integrated Commercial Trust	49,100	65,163
Charter Hall Group(3)	3,011	24,994
Comforia Residential REIT, Inc.	25	53,074
Corporate Office Properties Trust	1,378	36,724
Digital Realty Trust, Inc.	1,224	122,706
Dream Industrial Real Estate Investment Trust	1,733	13,929
Embassy Office Parks REIT	5,729	23,852
Equinix, Inc.	1,379	781,121
Equity LifeStyle Properties, Inc.	979	62,617
Essential Properties Realty Trust, Inc.	3,103	66,777
Essex Property Trust, Inc.	2,131	473,593
Gaming and Leisure Properties, Inc.	2,139	107,207
Goodman Group	7,121	77,481
Healthcare Realty Trust, Inc., Class A	5,380	109,375
Healthpeak Properties, Inc.	31,420	745,597
Host Hotels & Resorts, Inc.	5,768	108,900
Invincible Investment Corp.	399	125,251
Invitation Homes, Inc.	2,682	84,993
Iron Mountain, Inc.	2,243	112,307
Japan Hotel REIT Investment Corp.	293	154,369
Kimco Realty Corp.	5,543	118,509
Kite Realty Group Trust	4,930	96,825
Land Securities Group PLC	7,486	48,950
Life Storage, Inc.	993	109,836
Link REIT	8,000	47,285
Mitsubishi Estate Logistics REIT Investment Corp.	10	29,597
Mitsui Fudosan Logistics Park, Inc.	9	29,861
NETSTREIT Corp.(3)	3,382	63,649
Omega Healthcare Investors, Inc.	2,048	65,085
Orix JREIT, Inc.	28	37,565
Prologis, Inc.	12,528	1,387,476
Public Storage	2,041	632,200
Realty Income Corp.	13,216	822,960
Regency Centers Corp.	10,224	618,654
Rexford Industrial Realty, Inc.	6,676	369,049
Ryman Hospitality Properties, Inc.	1,775	157,833
Sabra Health Care REIT, Inc.	5,087	69,488
Scentre Group	40,850	76,023
Segro PLC	35,683	321,147
Shopping Centres Australasia Property Group	8,934	15,561
Simon Property Group, Inc.	1,393	151,809

SOSiLA Logistics REIT, Inc.	31	29,715
Sun Communities, Inc.	171	23,059
UDR, Inc.	2,551	101,428
Ventas, Inc.	1,105	43,239
VICI Properties, Inc.	4,730	151,455
Vicinity Centres	50,772	63,296
Welltower, Inc.	1,054	64,336
Weyerhaeuser Co.	4,272	132,133
WP Carey, Inc.	3,471	264,837
		10,109,860
Food and Staples Retailing — 0.4%
Axfood AB	1,989	49,245
BJ's Wholesale Club Holdings, Inc.(2)	2,074	160,528
Costco Wholesale Corp.	631	316,447
Grocery Outlet Holding Corp.(2)	3,706	128,116
Kobe Bussan Co. Ltd.	3,900	84,593
Koninklijke Ahold Delhaize NV	28,951	807,393
Kroger Co.	6,655	314,715
MARR SpA	1,993	21,000
MatsukiyoCocokara & Co.	2,400	87,381
Sysco Corp.	6,731	582,635
		2,552,053
Food Products — 0.5%
a2 Milk Co. Ltd.(2)	7,997	26,874
Bakkafrost P/F	845	42,265
Conagra Brands, Inc.	24,451	897,352
Freshpet, Inc.(2)(3)	2,494	147,021
Hershey Co.	4,523	1,079,957
J.M. Smucker Co.	4,094	616,802
Mondelez International, Inc., Class A	5,797	356,399
Orkla ASA	17,725	119,558
Sovos Brands, Inc.(2)	7,845	108,732
SunOpta, Inc.(2)	12,441	139,712
Tate & Lyle PLC	6,822	54,816
Toyo Suisan Kaisha Ltd.	2,500	93,793
Vital Farms, Inc.(2)	2,184	28,916
		3,712,197
Gas Utilities — 0.2%
Atmos Energy Corp.	1,212	129,139
Brookfield Infrastructure Corp., Class A	1,991	85,852
Nippon Gas Co. Ltd.	6,500	94,425
Spire, Inc.	12,692	886,029
		1,195,445
Health Care Equipment and Supplies — 0.9%
Alcon, Inc.	5,581	339,801
Baxter International, Inc.	4,763	258,869
Becton Dickinson and Co.	1,074	253,432
ConvaTec Group PLC	25,804	64,567
DENTSPLY SIRONA, Inc.	9,920	305,734
DexCom, Inc.(2)	6,680	806,810
Edwards Lifesciences Corp.(2)	4,666	337,958
Embecta Corp.	12,715	393,148
EssilorLuxottica SA	2,443	386,307
Establishment Labs Holdings, Inc.(2)(3)	1,585	89,378
Hologic, Inc.(2)	4,460	302,388

IDEXX Laboratories, Inc.(2)	1,827	657,135
Inari Medical, Inc.(2)	2,105	161,938
Inmode Ltd.(2)	2,448	84,015
Jeol Ltd.	900	32,934
Lantheus Holdings, Inc.(2)	1,901	140,655
Medtronic PLC	821	71,706
Menicon Co. Ltd.	2,400	40,978
NeuroPace, Inc.(2)(3)	1,793	5,379
ResMed, Inc.	466	104,240
SI-BONE, Inc.(2)	6,558	127,488
Silk Road Medical, Inc.(2)	3,274	144,318
TransMedics Group, Inc.(2)	1,919	92,534
Zimmer Biomet Holdings, Inc.	12,916	1,464,029
		6,665,741
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(2)	1,767	143,657
Amedisys, Inc.(2)	560	54,650
AmerisourceBergen Corp.	4,796	754,027
Amvis Holdings, Inc.	2,800	54,125
Cardinal Health, Inc.	3,387	257,073
Chartwell Retirement Residences	4,737	27,469
Cigna Corp.	2,495	806,035
CVS Health Corp.	5,381	509,581
Encompass Health Corp.	1,387	75,508
Ensign Group, Inc.	1,463	131,348
HCA Healthcare, Inc.	1,282	278,797
HealthEquity, Inc.(2)	2,740	213,473
Henry Schein, Inc.(2)	12,463	853,217
Humana, Inc.	493	275,134
Progyny, Inc.(2)	2,049	91,119
Quest Diagnostics, Inc.	6,737	967,770
R1 RCM, Inc.(2)	16,778	296,300
Tenet Healthcare Corp.(2)	1,598	70,887
UnitedHealth Group, Inc.	1,802	1,000,380
Universal Health Services, Inc., Class B	5,841	676,797
		7,537,347
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	4,406	140,155
Schrodinger, Inc.(2)	2,949	70,687
Veeva Systems, Inc., Class A(2)	2,904	487,698
		698,540
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(2)	5,033	538,078
Basic-Fit NV(2)(3)	1,794	45,183
Booking Holdings, Inc.(2)	118	220,599
Chipotle Mexican Grill, Inc.(2)	684	1,024,858
Churchill Downs, Inc.	793	164,873
Compass Group PLC	19,826	417,571
Corporate Travel Management Ltd.	3,011	33,617
Expedia Group, Inc.(2)	1,121	104,780
Greggs PLC	1,762	40,846
Hilton Worldwide Holdings, Inc.	7,869	1,064,361
Planet Fitness, Inc., Class A(2)	3,045	199,386
Sodexo SA	4,820	426,967
Trainline PLC(2)	11,454	43,592

Wingstop, Inc.	1,131	179,139
		4,503,850
Household Durables — 0.2%
Barratt Developments PLC	77,578	334,600
Electrolux AB, B Shares	30,927	381,552
Taylor Wimpey PLC	380,643	409,240
		1,125,392
Household Products — 0.3%
Colgate-Palmolive Co.	2,680	197,891
Henkel AG & Co. KGaA, Preference Shares	6,644	418,562
Kimberly-Clark Corp.	6,062	754,477
Procter & Gamble Co.	3,776	508,514
		1,879,444
Independent Power and Renewable Electricity Producers†
West Holdings Corp.(3)	1,900	56,779
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	2,173	443,335
Insurance — 0.7%
Aegon NV	61,705	285,642
Aflac, Inc.	5,843	380,438
Allstate Corp.	7,220	911,525
ASR Nederland NV	1,986	87,449
Chubb Ltd.	897	192,756
Hanover Insurance Group, Inc.	2,663	390,103
Kinsale Capital Group, Inc.	702	221,249
Marsh & McLennan Cos., Inc.	2,315	373,850
Prudential Financial, Inc.	3,531	371,426
Reinsurance Group of America, Inc.	4,107	604,427
RLI Corp.	1,119	145,548
Selective Insurance Group, Inc.	833	81,701
Steadfast Group Ltd.	26,579	86,109
Storebrand ASA	11,467	89,206
Travelers Cos., Inc.	1,860	343,096
		4,564,525
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	20,108	1,900,407
Autohome, Inc., ADR	8,637	225,598
Baidu, Inc., Class A(2)	33,000	316,371
Bumble, Inc., Class A(2)	2,891	73,431
carsales.com Ltd.(3)	4,079	52,839
Eventbrite, Inc., Class A(2)(3)	8,594	56,463
Match Group, Inc.(2)	7,007	302,702
QuinStreet, Inc.(2)	8,914	101,709
Tencent Holdings Ltd.	14,200	373,130
		3,402,650
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd.(2)	47,600	370,086
Amazon.com, Inc.(2)	11,374	1,165,153
ASOS PLC(2)	24,573	158,230
Chewy, Inc., Class A(2)(3)	4,991	193,301
Etsy, Inc.(2)	1,198	112,504
JD.com, Inc., Class A	11,428	208,110
		2,207,384
IT Services — 0.7%
Accenture PLC, Class A	1,846	524,079

Adyen NV(2)	245	349,762
Alten SA	259	30,259
Amdocs Ltd.	4,596	396,681
Capgemini SE	2,708	443,816
Cloudflare, Inc., Class A(2)	8,908	501,699
Endava PLC, ADR(2)	413	31,487
EPAM Systems, Inc.(2)	1,841	644,350
Indra Sistemas SA	20,732	185,420
Mastercard, Inc., Class A	1,642	538,871
NEXTDC Ltd.(2)	9,167	48,642
Perficient, Inc.(2)	1,099	73,600
SCSK Corp.	2,000	29,507
Switch, Inc., Class A	3,736	127,211
TDCX, Inc.(2)	2,252	29,141
Visa, Inc., Class A	4,077	844,591
Wise PLC, Class A(2)	7,704	58,680
		4,857,796
Leisure Products†
Brunswick Corp.	1,916	135,404
Topgolf Callaway Brands Corp.(2)	5,749	107,621
		243,025
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	7,427	1,027,525
Avantor, Inc.(2)	13,651	275,341
Bio-Techne Corp.	1,261	373,584
CryoPort, Inc.(2)	2,877	79,866
ICON PLC(2)	2,174	430,104
IQVIA Holdings, Inc.(2)	3,292	690,234
Lonza Group AG	939	483,382
MaxCyte, Inc.(2)(3)	11,351	78,549
Mettler-Toledo International, Inc.(2)	369	466,759
Tecan Group AG(2)	223	81,804
Thermo Fisher Scientific, Inc.	923	474,394
		4,461,542
Machinery — 0.6%
AGCO Corp.	688	85,429
Astec Industries, Inc.	2,597	113,359
ATS Automation Tooling Systems, Inc.(2)	4,976	157,423
Cummins, Inc.	3,552	868,500
Deere & Co.	481	190,389
Graco, Inc.	4,611	320,833
IHI Corp.	2,000	44,608
IMI PLC	20,119	283,414
John Bean Technologies Corp.	1,304	118,925
Metso Outotec Oyj	7,247	54,998
Mueller Water Products, Inc., Class A	6,343	74,213
Oshkosh Corp.	9,730	856,240
PACCAR, Inc.	1,995	193,176
Parker-Hannifin Corp.	1,800	523,116
Stanley Black & Decker, Inc.	321	25,195
Trelleborg AB, B Shares	2,964	65,265
Xylem, Inc.	2,204	225,756
		4,200,839
Media — 0.4%
Fox Corp., Class B	19,342	526,102

Omnicom Group, Inc.	3,555	258,626
Publicis Groupe SA(2)	10,795	604,567
Trade Desk, Inc., Class A(2)	8,799	468,459
WPP PLC	68,918	606,489
		2,464,243
Metals and Mining — 0.1%
Allkem Ltd.(2)	3,120	28,828
AMG Advanced Metallurgical Group NV	2,439	76,201
ERO Copper Corp.(2)	37,246	424,036
IGO Ltd.	6,619	64,733
Lynas Rare Earths Ltd.(2)	12,146	64,784
MMC Norilsk Nickel PJSC(4)	2,658	—
OZ Minerals Ltd.(3)	2,712	41,993
		700,575
Mortgage Real Estate Investment Trusts (REITs)†
KKR Real Estate Finance Trust, Inc.	1,481	25,799
Multi-Utilities — 0.1%
NorthWestern Corp.	12,973	685,364
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	4,910	778,235
Isetan Mitsukoshi Holdings Ltd.	5,000	44,411
Ollie's Bargain Outlet Holdings, Inc.(2)	2,500	140,000
Target Corp.	1,194	196,114
		1,158,760
Oil, Gas and Consumable Fuels — 0.7%
ConocoPhillips	9,703	1,223,451
Devon Energy Corp.	3,566	275,830
Diamondback Energy, Inc.	2,492	391,518
Enterprise Products Partners LP	20,855	526,589
EQT Corp.	5,660	236,814
Euronav NV(2)	2,515	43,846
Excelerate Energy, Inc., Class A	6,521	180,110
Golar LNG Ltd.(2)	2,401	66,796
Hess Corp.	5,932	836,887
Kosmos Energy Ltd.(2)	35,643	231,323
Matador Resources Co.	4,430	294,374
Phillips 66	2,369	247,063
Pioneer Natural Resources Co.	551	141,282
Vermilion Energy, Inc.	1,098	25,621
Whitecap Resources, Inc.(3)	38,795	300,712
		5,022,216
Paper and Forest Products†
Holmen AB, B Shares	580	21,049
Mondi PLC	13,356	224,093
		245,142
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	508	101,849
Kose Corp.	2,500	249,551
Rohto Pharmaceutical Co. Ltd.	3,200	99,546
		450,946
Pharmaceuticals — 1.2%
ALK-Abello A/S(2)	2,854	47,188
Arvinas, Inc.(2)	1,133	56,321
AstraZeneca PLC	4,654	546,064
AstraZeneca PLC, ADR	16,031	942,783

Bristol-Myers Squibb Co.	8,933	692,039
Catalent, Inc.(2)	3,123	205,275
Edgewise Therapeutics, Inc.(2)(3)	3,325	31,621
Eli Lilly & Co.	530	191,908
Euroapi SA(2)	3,505	61,334
GSK PLC	53,406	874,848
Harmony Biosciences Holdings, Inc.(2)	1,656	86,112
Hikma Pharmaceuticals PLC	22,843	327,916
Intra-Cellular Therapies, Inc.(2)	1,906	87,047
Merck & Co., Inc.	4,478	453,174
Novartis AG	4,949	400,328
Novo Nordisk A/S, B Shares	9,319	1,013,267
Sanofi	3,553	305,763
Sanofi, ADR	16,805	726,480
Takeda Pharmaceutical Co. Ltd.	17,000	448,953
UCB SA	4,772	359,655
Ventyx Biosciences, Inc.(2)	1,889	61,147
Zoetis, Inc.	2,345	353,579
		8,272,802
Professional Services — 0.3%
ALS Ltd.	11,310	82,733
BayCurrent Consulting, Inc.	3,000	84,171
Bureau Veritas SA	18,241	451,287
DKSH Holding AG	1,030	74,305
IPH Ltd.	9,511	60,488
Jacobs Solutions, Inc.	4,748	547,065
Teleperformance	1,232	330,090
Verisk Analytics, Inc.	2,474	452,321
Visional, Inc.(2)	1,300	88,367
		2,170,827
Real Estate Management and Development — 0.1%
Altus Group Ltd.(3)	2,941	104,506
Capitaland Investment Ltd.	5,400	11,484
City Developments Ltd.	7,900	42,594
CK Asset Holdings Ltd.	2,500	13,821
Colliers International Group, Inc. (Toronto)	249	23,369
DigitalBridge Group, Inc.	5,020	64,256
Grainger PLC	4,308	11,201
PSP Swiss Property AG	658	70,294
Tokyu Fudosan Holdings Corp.	12,900	65,449
Tricon Residential, Inc.	890	7,503
Tricon Residential, Inc. (Toronto)	9,577	80,702
		495,179
Road and Rail — 0.3%
Canadian Pacific Railway Ltd.	8,486	632,611
Heartland Express, Inc.	21,855	325,202
Lyft, Inc., Class A(2)	9,384	137,382
Nagoya Railroad Co. Ltd.	4,900	75,063
Norfolk Southern Corp.	3,280	748,070
Saia, Inc.(2)	330	65,624
Uber Technologies, Inc.(2)	3,091	82,128
Union Pacific Corp.	1,091	215,080
		2,281,160
Semiconductors and Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.(2)	3,814	229,069

AIXTRON SE	1,248	30,668
Ambarella, Inc.(2)	701	38,366
Analog Devices, Inc.	3,184	454,102
Applied Materials, Inc.	7,369	650,609
ASML Holding NV	547	256,590
Enphase Energy, Inc.(2)	1,881	577,467
GLOBALFOUNDRIES, Inc.(2)	1,915	108,580
Infineon Technologies AG	9,418	228,532
Lattice Semiconductor Corp.(2)	3,262	158,240
MACOM Technology Solutions Holdings, Inc.(2)	1,455	84,201
Marvell Technology, Inc.	4,900	194,432
Monolithic Power Systems, Inc.	1,106	375,432
Nova Ltd.(2)(3)	425	31,327
NVIDIA Corp.	4,227	570,518
Onto Innovation, Inc.(2)	1,824	121,916
Power Integrations, Inc.	1,406	93,794
SUMCO Corp.	27,300	346,023
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	360,666
Teradyne, Inc.	4,189	340,775
		5,251,307
Software — 1.4%
Adobe, Inc.(2)	329	104,787
Box, Inc., Class A(2)	5,555	161,373
Cadence Design Systems, Inc.(2)	9,073	1,373,561
CyberArk Software Ltd.(2)	428	67,157
Dassault Systemes SE	9,742	326,540
Datadog, Inc., Class A(2)	5,737	461,886
Descartes Systems Group, Inc.(2)	853	58,856
DocuSign, Inc.(2)	2,189	105,729
Five9, Inc.(2)	1,187	71,529
HubSpot, Inc.(2)	1,637	485,469
JFrog Ltd.(2)(3)	6,080	154,432
Kinaxis, Inc.(2)	771	82,292
m-up Holdings, Inc.	3,300	34,830
Manhattan Associates, Inc.(2)	6,671	811,661
Microsoft Corp.	13,670	3,173,217
nCino, Inc.(2)(3)	3,656	115,091
Open Text Corp.	1,871	54,165
Palo Alto Networks, Inc.(2)	4,967	852,288
Paycor HCM, Inc.(2)	4,750	144,733
Paylocity Holding Corp.(2)	817	189,372
Salesforce, Inc.(2)	1,833	298,027
ServiceNow, Inc.(2)	258	108,551
Sprout Social, Inc., Class A(2)	1,248	75,292
SPS Commerce, Inc.(2)	1,264	159,921
Tenable Holdings, Inc.(2)	3,566	144,922
Workday, Inc., Class A(2)	594	92,557
		9,708,238
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	3,981	756,072
Aritzia, Inc.(2)	1,953	75,749
Burlington Stores, Inc.(2)	1,117	159,686
Five Below, Inc.(2)	1,049	153,521
Home Depot, Inc.	2,619	775,564
Kingfisher PLC	104,325	262,110

Leslie's, Inc.(2)(3)	5,577	78,301
Nextage Co. Ltd.	3,300	63,606
Pets at Home Group PLC	9,507	31,434
TJX Cos., Inc.	6,377	459,782
Tractor Supply Co.	819	179,992
Watches of Switzerland Group PLC(2)	7,324	65,305
		3,061,122
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	14,192	2,176,201
HP, Inc.	14,928	412,312
Pure Storage, Inc., Class A(2)	4,405	135,938
		2,724,451
Textiles, Apparel and Luxury Goods — 0.3%
Asics Corp.	4,000	61,295
Crocs, Inc.(2)	1,899	134,354
Deckers Outdoor Corp.(2)	542	189,662
Li Ning Co. Ltd.	51,500	266,405
lululemon athletica, Inc.(2)	2,163	711,713
LVMH Moet Hennessy Louis Vuitton SE	748	471,984
NIKE, Inc., Class B	2,554	236,705
Puma SE	4,177	184,669
		2,256,787
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	22,138	181,089
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	1,000	12,083
Ashtead Group PLC	5,867	305,630
Beacon Roofing Supply, Inc.(2)	2,602	146,623
Diploma PLC	1,928	54,838
Finning International, Inc.	2,571	54,672
H&E Equipment Services, Inc.	3,760	141,978
MonotaRO Co. Ltd.	19,700	299,043
MRC Global, Inc.(2)	6,959	69,799
MSC Industrial Direct Co., Inc., Class A	8,676	719,934
NOW, Inc.(2)	8,309	105,773
Rexel SA(2)	10,578	188,767
RS GROUP PLC	5,273	58,021
Yamazen Corp.	7,500	46,628
		2,203,789
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.(2)	1,700	72,762
Water Utilities†
SJW Group	2,128	150,407
TOTAL COMMON STOCKS (Cost $158,007,153)		181,868,493
U.S. TREASURY SECURITIES — 9.0%
U.S. Treasury Bonds, 2.375%, 2/15/42	11,500,000	8,400,391
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	162,078
U.S. Treasury Bonds, 2.50%, 2/15/45	1,060,000	763,448
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	442,116
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	78,828
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	1,178,423	1,191,720
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	367,158	376,447
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	1,565,698	1,638,213
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	166,857	191,276

U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		822,168	860,746
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		1,108,993	1,158,621
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,249,554	986,663
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		3,367,620	3,071,866
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		5,735,249	4,564,780
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		674,812	542,822
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		1,137,580	729,175
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27		4,683,606	4,369,571
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		2,221,295	2,090,710
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,228,586	2,123,087
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		4,364,537	3,814,419
U.S. Treasury Notes, 0.25%, 5/31/25		9,900,000	8,892,984
U.S. Treasury Notes, 0.50%, 4/30/27		6,000,000	5,079,844
U.S. Treasury Notes, 2.75%, 7/31/27		3,505,000	3,277,038
U.S. Treasury Notes, 2.25%, 8/15/27		400,000	365,156
U.S. Treasury Notes, 2.625%, 7/31/29		3,000,000	2,724,199
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	855,078
U.S. Treasury Notes, 1.875%, 2/15/32		5,800,000	4,823,969
TOTAL U.S. TREASURY SECURITIES (Cost $73,753,116)			63,575,245
CORPORATE BONDS — 3.2%
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.375%, 6/15/26		50,000	48,316
TransDigm, Inc., 4.625%, 1/15/29		340,000	290,071
			338,387
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)		314,385	299,902
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		105,000	98,394
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	47,333
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	522,466
General Motors Co., 5.15%, 4/1/38		410,000	334,305
			904,104
Banks — 0.7%
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		255,000	244,855
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	190,243
Bank of America Corp., VRN, 2.88%, 10/22/30		$260,000	211,980
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	100,000	91,583
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	100,000	97,160
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	200,000	192,150
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	356,069
Citigroup, Inc., VRN, 3.07%, 2/24/28		$51,000	45,001
Citigroup, Inc., VRN, 3.52%, 10/27/28		115,000	102,069
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	234,869
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	116,904
European Financial Stability Facility, 2.125%, 2/19/24	EUR	399,000	393,371
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	366,398
European Financial Stability Facility, 2.35%, 7/29/44	EUR	60,000	52,694
European Union, 0.00%, 7/4/31(6)	EUR	1,650,000	1,269,499
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	55,678
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	374,091
Intesa Sanpaolo SpA, 6.625%, 9/13/23	EUR	220,000	222,031
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		$55,000	48,436
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	142,995

Wells Fargo & Co., VRN, 3.07%, 4/30/41		$605,000	410,943
			5,219,019
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	317,814
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		605,000	495,026
Capital Markets†
Criteria Caixa SA, 1.50%, 5/10/23	EUR	100,000	98,172
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(5)		$82,000	76,203
Olin Corp., 5.125%, 9/15/27		60,000	56,340
			132,543
Commercial Services and Supplies†
Waste Connections, Inc., 2.95%, 1/15/52		154,000	95,568
Waste Management, Inc., 2.50%, 11/15/50		220,000	128,336
			223,904
Containers and Packaging†
Ball Corp., 5.25%, 7/1/25		35,000	34,624
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		30,000	29,455
Sealed Air Corp., 5.125%, 12/1/24(5)		80,000	78,905
			142,984
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		220,000	152,404
Diversified Financial Services — 0.4%
Fiore Capital LLC, VRDN, 3.31%, 11/7/22 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	108,755
AT&T, Inc., 4.90%, 8/15/37		$116,000	101,678
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	150,000	166,997
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	38,638
Level 3 Financing, Inc., 4.625%, 9/15/27(5)		$243,000	211,442
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		205,000	181,158
			808,668
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	178,414
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	98,189
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	46,017
Exelon Corp., 4.45%, 4/15/46		190,000	149,367
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		102,000	102,801
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	65,739
Northern States Power Co., 3.20%, 4/1/52		160,000	106,463
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		500,000	377,700
			1,124,690
Equity Real Estate Investment Trusts (REITs)†
EPR Properties, 4.95%, 4/15/28		240,000	197,265
Food and Staples Retailing†
Tesco PLC, 5.00%, 3/24/23	GBP	50,000	57,297
Health Care Providers and Services — 0.2%
CVS Health Corp., 4.78%, 3/25/38		$475,000	413,217
DaVita, Inc., 4.625%, 6/1/30(5)		510,000	398,448
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	111,473
Universal Health Services, Inc., 2.65%, 10/15/30(5)		605,000	453,243
			1,376,381
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(5)		200,000	160,396

MGM Resorts International, 6.00%, 3/15/23		130,000	130,091
Penn Entertainment, Inc., 5.625%, 1/15/27(5)		150,000	136,614
Penn Entertainment, Inc., 4.125%, 7/1/29(5)		77,000	60,841
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(5)		150,000	130,766
			618,708
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	390,059
Meritage Homes Corp., 5.125%, 6/6/27		160,000	143,486
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		238,000	179,197
			712,742
Insurance†
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	181,151
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$153,000	146,331
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	324,354
Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		120,000	88,715
DISH DBS Corp., 7.75%, 7/1/26		310,000	262,150
Paramount Global, 4.375%, 3/15/43		90,000	60,730
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	98,257
			509,852
Metals and Mining — 0.1%
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(5)		$452,000	389,850
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	160,386
			550,236
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(5)		293,000	233,909
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	59,239
Oil, Gas and Consumable Fuels — 0.3%
Antero Resources Corp., 7.625%, 2/1/29(5)		108,000	110,319
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	126,184
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	68,348
Enbridge, Inc., 3.40%, 8/1/51		210,000	136,288
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	296,677
Enterprise Products Operating LLC, 3.30%, 2/15/53		149,000	93,482
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(5)		483,265	364,001
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		180,000	170,625
MEG Energy Corp., 5.875%, 2/1/29(5)		220,000	210,612
Petroleos Mexicanos, 3.50%, 1/30/23		110,000	109,214
Petroleos Mexicanos, 6.50%, 3/13/27		105,000	92,272
Southwestern Energy Co., 5.70%, 1/23/25		14,000	13,774
			1,791,796
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		246,000	143,004
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	135,441
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	55,994
			191,435
Software†
Oracle Corp., 3.60%, 4/1/40		310,000	210,259
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27		500,000	400,036

DP World Crescent Ltd., 4.85%, 9/26/28		250,000	237,206
			637,242
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		228,000	198,279
Millicom International Cellular SA, 5.125%, 1/15/28(5)		229,500	196,075
Sprint Corp., 7.875%, 9/15/23		75,000	76,331
Sprint Corp., 7.125%, 6/15/24		205,000	207,520
T-Mobile USA, Inc., 4.75%, 2/1/28		539,000	510,972
T-Mobile USA, Inc., 3.375%, 4/15/29		285,000	247,125
T-Mobile USA, Inc., 3.50%, 4/15/31		27,000	22,739
			1,459,041
TOTAL CORPORATE BONDS (Cost $27,052,706)			22,256,253
COLLATERALIZED LOAN OBLIGATIONS — 2.3%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 6.88%, (3-month LIBOR plus 2.80%), 1/15/29(5)		500,000	435,340
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/15/30(5)		350,000	322,333
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 5.68%, (3-month LIBOR plus 1.60%), 4/17/33(5)		725,000	672,775
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 6.24%, (3-month LIBOR plus 2.05%), 4/18/31(5)		575,000	527,526
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 6.92%, (3-month LIBOR plus 2.60%), 4/22/32(5)		1,750,000	1,608,516
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 5.93%, (3-month LIBOR plus 1.85%), 10/15/31(5)		581,945	577,028
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 5.93%, (3-month LIBOR plus 1.85%), 11/16/30(5)		1,100,000	1,032,350
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/17/30(5)		3,000,000	2,732,794
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 5.93%, (3-month LIBOR plus 1.85%), 10/15/30(5)		450,000	415,371
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.14%, (3-month LIBOR plus 1.90%), 1/20/30(5)		512,500	471,579
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 5.36%, (3-month LIBOR plus 1.12%), 7/20/31(5)		350,000	340,409
KKR CLO Ltd., Series 2018, Class CR, VRN, 6.29%, (3-month LIBOR plus 2.10%), 7/18/30(5)		325,000	305,048
KKR CLO Ltd., Series 2022A, Class B, VRN, 5.84%, (3-month LIBOR plus 1.60%), 7/20/31(5)		500,000	475,848
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 5.58%, (3-month LIBOR plus 1.50%), 4/15/31(5)		600,000	574,109
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.46%, (3-month LIBOR plus 2.10%), 1/25/32(5)		450,000	420,659
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 6.92%, (3-month LIBOR plus 2.68%), 1/20/35(5)		425,000	387,231
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 4.89%, (1-month LIBOR plus 1.45%), 10/16/36(5)		716,000	685,259
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 5.86%, (3-month SOFR plus 2.00%), 4/15/30(5)		350,000	325,661
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 5.19%, (1-month LIBOR plus 1.60%), 7/25/36(5)		1,500,000	1,418,967
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 6.59%, (3-month LIBOR plus 2.35%), 1/20/32(5)		400,000	372,931
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 6.74%, (3-month LIBOR plus 2.50%), 7/20/32(5)		1,450,000	1,320,274
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 5.89%, (3-month LIBOR plus 1.70%), 4/18/33(5)		1,000,000	937,356
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $17,588,475)			16,359,364
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.2%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	270,000	143,336
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	239,300
			382,636
Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	185,000	172,185
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	121,000	135,803
			307,988
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	74,000	83,657
Canada — 0.3%
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,500,000	984,318
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	576,925

Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	337,825
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	376,371
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	23,733
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	69,985
			2,369,157
China — 0.5%
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,401,218
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	72,785
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	56,315
			129,100
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	219,000	227,529
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	2,250,000	1,537,901
			1,765,430
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(6)	EUR	1,400,000	1,100,361
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(6)	EUR	400,000	210,908
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	284,624
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	171,219
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,278,972
			1,450,191
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	209,692
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	669,157
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	506,000	472,577
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	82,000	84,535
			557,112
Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	405,000	38,745
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,880,000	168,620
			207,365
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	147,013
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	103,598
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	156,997
Spain†
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	100,000	100,967
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	132,000	128,446
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	47,000	52,482
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	9,000	11,002
			292,897
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	418,074
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	82,468
			500,542
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	110,547

Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	319,043
			429,590
United Kingdom — 0.1%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	800,000	824,537
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	68,034
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $19,166,621)			15,651,804
ASSET-BACKED SECURITIES — 0.6%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(5)		370,064	296,189
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)		96,357	92,675
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(5)		600,000	528,395
FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.79%, 8/17/37(5)		1,100,000	969,994
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)		600,000	524,210
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(5)		633,997	497,149
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(5)		1,188,418	953,139
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)		205,362	197,866
TOTAL ASSET-BACKED SECURITIES (Cost $4,829,235)			4,059,617
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		6,508	5,689
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.42%, 3/25/35		24,991	24,544
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34		56,236	53,524
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.71%, 8/25/34		51,247	49,128
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(5)		1,800,000	1,041,679
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.01%, 10/25/34		36,270	35,820
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34		39,587	36,544
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.16%, 6/25/34		13,545	12,082
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.46%, 1/25/35		44,737	42,211
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.88%, 11/21/34		142,397	132,314
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.00%, 11/25/35		29,583	27,820
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.77%, 2/25/35		42,890	40,107
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.77%, 2/25/35		13,403	12,545
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 4.70%, (30-day average SOFR plus 1.70%), 12/27/33(5)		850,000	833,835
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)		27,684	25,079
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.64%, 7/25/34		26,204	25,260
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 5.64%, (1-month LIBOR plus 2.05%), 10/25/33(5)		42,826	42,759
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		29,905	28,750
			2,469,690
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 6.19%, (1-month LIBOR plus 2.60%), 5/25/24		215,553	214,848
FNMA, Series 2015-C04, Class 1M2, VRN, 9.29%, (1-month LIBOR plus 5.70%), 4/25/28		180,355	190,153
			405,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,671,559)			2,874,691
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%		500,000	413,998
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%		400,000	382,303
Telefonica Europe BV, 5.875%		100,000	98,665
			480,968
Electric Utilities†
Electricite de France SA, 3.375%		200,000	130,185

Enel SpA, 2.25%	200,000	159,982
		290,167
Insurance — 0.1%
Allianz SE, 3.375%	100,000	95,769
Allianz SE, 4.75%	200,000	197,710
AXA SA, 6.69%	50,000	55,719
Credit Agricole Assurances SA, 4.25%	200,000	192,303
Intesa Sanpaolo Vita SpA, 4.75%	100,000	95,066
		636,567
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	500,000	389,798
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(5)	520,000	391,481
TOTAL PREFERRED STOCKS (Cost $3,762,446)		2,602,979
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 5.81%, (1-month LIBOR plus 2.40%), 9/15/36(5)	900,000	822,560
BXHPP Trust, Series 2021-FILM, Class D, VRN, 4.91%, (1-month LIBOR plus 1.50%), 8/15/36(5)	1,500,000	1,365,519
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,404,169)		2,188,079
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	1,012	392,443
iShares Russell Mid-Cap Value ETF(3)	10,437	1,096,303
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,469,513)		1,488,746
MUNICIPAL SECURITIES — 0.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	146,406
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	30,075
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	15,344
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	160,317
New York City GO, 6.27%, 12/1/37	40,000	42,559
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	196,427
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	106,744
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	129,182
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	181,398
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	139,268
State of California GO, 4.60%, 4/1/38	100,000	90,249
State of California GO, 7.55%, 4/1/39	60,000	71,977
State of California GO, 7.30%, 10/1/39	90,000	104,068
TOTAL MUNICIPAL SECURITIES (Cost $1,454,429)		1,414,014
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.25%, (12-month LIBOR plus 1.87%), 7/1/36	16,879	17,005
FHLMC, VRN, 4.08%, (1-year H15T1Y plus 2.14%), 10/1/36	50,891	51,839
FHLMC, VRN, 3.06%, (1-year H15T1Y plus 2.26%), 4/1/37	55,886	56,549
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.87%), 7/1/41	26,125	26,428
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	32,803	33,475
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	22,755	23,221
FNMA, VRN, 3.89%, (6-month LIBOR plus 1.54%), 9/1/35	6,885	7,005
FNMA, VRN, 3.51%, (1-year H15T1Y plus 2.15%), 3/1/38	56,162	57,145
		272,667
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	20,647	21,420
FNMA, 3.50%, 3/1/34	74,547	70,375

GNMA, 9.00%, 4/20/25	146	146
GNMA, 7.50%, 10/15/25	869	872
GNMA, 6.00%, 4/15/26	278	283
GNMA, 7.50%, 6/15/26	829	832
GNMA, 7.00%, 12/15/27	5,911	5,910
GNMA, 7.50%, 12/15/27	721	720
GNMA, 6.00%, 5/15/28	3,784	3,863
GNMA, 6.50%, 5/15/28	3,376	3,474
GNMA, 7.00%, 5/15/31	8,588	8,912
GNMA, 5.50%, 11/15/32	20,932	21,900
GNMA, 6.50%, 10/15/38	388,069	409,378
GNMA, 4.50%, 6/15/41	144,117	141,032
		689,117
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $969,589)		961,784
SHORT-TERM INVESTMENTS — 9.3%
Certificates of Deposit — 0.7%
Cooperatieve Rabobank UA, VRN, 3.53%, (SOFR plus 0.48%), 2/21/23(5)	3,000,000	3,000,000
Nordea Bank Abp, VRN, 3.65%, (SOFR plus 0.60%), 10/11/23(5)	1,800,000	1,796,951
		4,796,951
Commercial Paper(7) — 3.8%
Alinghi Funding Co. LLC, 3.96%, 3/21/23 (LOC: UBS AG)(5)	4,500,000	4,413,461
Banco Santander SA, 3.35%, 12/1/22(5)	1,000,000	996,768
BNP Paribas SA, VRN, 3.46%, (SOFR plus 0.41%), 12/13/22	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22	1,650,000	1,649,425
Charta LLC, 4.04%, 1/9/23 (LOC: Citibank N.A.)(5)	1,000,000	991,779
Chesham Finance Ltd. / Chesham Finance LLC, 3.13%, 11/1/22 (LOC: HSBC Bank PLC)(5)	1,380,000	1,379,883
Liberty Street Funding LLC, 4.86%, 2/7/23 (LOC: Bank of Nova Scotia)(5)	3,100,000	3,059,080
Skandinaviska Enskilda Banken AB, Series GLOB, VRN, 3.44%, (SOFR plus 0.40%), 11/17/22	2,850,000	2,850,383
Skandinaviska Enskilda Banken AB, Series GLOB, VRN, 3.48%, (SOFR plus 0.44%), 12/27/22	2,750,000	2,750,222
Svenska Handelsbanken AB, 0.35%, 11/1/22	2,000,000	1,999,830
Svenska Handelsbanken AB, VRN, 3.57%, (SOFR plus 0.53%), 5/19/23(5)	825,000	824,242
UBS AG, VRN, 3.63%, (SOFR plus 0.58%), 9/22/23(5)	1,950,000	1,950,000
UBS AG, VRN, 3.70%, (SOFR plus 0.65%), 6/29/23(5)	800,000	800,000
Washington Morgan Capital Co. LLC, 3.80%, 4/27/23 (LOC: Goldman Sachs & Co.)(5)	1,800,000	1,799,970
		26,465,043
Money Market Funds — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,227,672	22,227,672
State Street Navigator Securities Lending Government Money Market Portfolio(8)	5,590,321	5,590,321
		27,817,993
Treasury Bills(7) — 0.9%
U.S. Treasury Bills, 1.93%, 4/20/23(9)	$5,600,000	5,484,966
U.S. Treasury Bills, 4.61%, 5/4/23	900,000	879,904
		6,364,870
TOTAL SHORT-TERM INVESTMENTS (Cost $61,854,852)		65,444,857
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $693,842,794)		713,456,195
OTHER ASSETS AND LIABILITIES — (1.1)%		(7,758,719)
TOTAL NET ASSETS — 100.0%		$705,697,476

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	27,622	USD	20,356	Goldman Sachs & Co.	12/30/22	$(65)
CAD	30,416	USD	22,153	Goldman Sachs & Co.	12/30/22	191
CAD	10,427	USD	7,594	Goldman Sachs & Co.	12/30/22	65
CAD	17,373	USD	12,662	Goldman Sachs & Co.	12/30/22	100
CAD	4,661	USD	3,421	Goldman Sachs & Co.	12/30/22	2
CAD	20,217	USD	14,734	Goldman Sachs & Co.	12/30/22	117
CAD	19,243	USD	14,154	Goldman Sachs & Co.	12/30/22	(19)
USD	1,721,261	CAD	2,244,653	Goldman Sachs & Co.	12/15/22	72,885
USD	131,624	CAD	177,576	Goldman Sachs & Co.	12/30/22	1,179
USD	558,377	CAD	752,703	Goldman Sachs & Co.	12/30/22	5,454
USD	3,597	CAD	4,898	Goldman Sachs & Co.	12/30/22	(1)
USD	20,430	CAD	27,977	Goldman Sachs & Co.	12/30/22	(121)
USD	13,132	CAD	17,728	Goldman Sachs & Co.	12/30/22	109
USD	23,330	CAD	31,754	Goldman Sachs & Co.	12/30/22	4
USD	9,460	CAD	12,876	Goldman Sachs & Co.	12/30/22	2
USD	32,085	CAD	44,529	Goldman Sachs & Co.	12/30/22	(625)
USD	13,852	CAD	19,090	Goldman Sachs & Co.	12/30/22	(171)
USD	3,210	CAD	4,424	Goldman Sachs & Co.	12/30/22	(40)
USD	4,034	CAD	5,530	Goldman Sachs & Co.	12/30/22	(28)
USD	14,811	CAD	20,301	Goldman Sachs & Co.	12/30/22	(102)
USD	5,361	CAD	7,267	Goldman Sachs & Co.	12/30/22	23
USD	17,593	CAD	23,880	Goldman Sachs & Co.	12/30/22	51
USD	5,520	CAD	7,504	Goldman Sachs & Co.	12/30/22	7
USD	395,945	CHF	377,723	Morgan Stanley	12/15/22	16,796
USD	1,513,802	CNY	10,482,019	Morgan Stanley	12/15/22	70,842
USD	86,412	DKK	636,404	UBS AG	12/15/22	1,632
EUR	85,215	USD	82,460	JPMorgan Chase Bank N.A.	12/30/22	2,176
EUR	7,137	USD	7,029	JPMorgan Chase Bank N.A.	12/30/22	60
EUR	10,043	USD	9,792	JPMorgan Chase Bank N.A.	12/30/22	183
EUR	76,436	USD	74,527	JPMorgan Chase Bank N.A.	12/30/22	1,390
EUR	6,788	USD	6,670	JPMorgan Chase Bank N.A.	12/30/22	72
EUR	8,253	USD	8,034	JPMorgan Chase Bank N.A.	12/30/22	163
EUR	8,113	USD	8,026	JPMorgan Chase Bank N.A.	12/30/22	33
EUR	5,882	USD	5,869	JPMorgan Chase Bank N.A.	12/30/22	(27)
USD	7,860,608	EUR	7,778,929	JPMorgan Chase Bank N.A.	12/15/22	146,422
USD	2,601,886	EUR	2,648,243	JPMorgan Chase Bank N.A.	12/30/22	(28,372)
USD	204,309	EUR	207,949	JPMorgan Chase Bank N.A.	12/30/22	(2,228)
USD	17,043	EUR	17,180	JPMorgan Chase Bank N.A.	12/30/22	(20)
USD	88,944	EUR	89,660	JPMorgan Chase Bank N.A.	12/30/22	(107)
USD	60,826	EUR	62,481	JPMorgan Chase Bank N.A.	12/30/22	(1,230)
USD	84,919	EUR	85,761	JPMorgan Chase Bank N.A.	12/30/22	(259)
USD	17,891	EUR	18,156	JPMorgan Chase Bank N.A.	12/30/22	(142)
USD	7,265	EUR	7,346	JPMorgan Chase Bank N.A.	12/30/22	(32)
USD	11,927	EUR	11,926	JPMorgan Chase Bank N.A.	12/30/22	82
USD	8,492	EUR	8,392	JPMorgan Chase Bank N.A.	12/30/22	156
USD	66,229	EUR	66,717	JPMorgan Chase Bank N.A.	12/30/22	(35)
GBP	10,084	USD	10,786	Bank of America N.A.	12/30/22	804
GBP	8,488	USD	9,372	Bank of America N.A.	12/30/22	383
USD	462,747	GBP	398,876	Bank of America N.A.	12/15/22	4,663
USD	364,583	GBP	322,647	Bank of America N.A.	12/30/22	(6,217)
USD	18,274	GBP	16,168	Bank of America N.A.	12/30/22	(306)

USD	13,554	GBP	11,972	Bank of America N.A.	12/30/22	(205)
USD	10,968	GBP	9,773	Bank of America N.A.	12/30/22	(263)
USD	11,402	GBP	10,108	Bank of America N.A.	12/30/22	(215)
USD	13,758	GBP	11,976	Bank of America N.A.	12/30/22	(6)
USD	14,630	GBP	12,580	Bank of America N.A.	12/30/22	173
USD	11,362	GBP	9,791	Bank of America N.A.	12/30/22	110
JPY	460,405,431	USD	3,259,219	Bank of America N.A.	12/8/22	(149,727)
NOK	33,311	USD	3,151	UBS AG	12/30/22	60
NOK	32,585	USD	3,010	UBS AG	12/30/22	131
NOK	72,198	USD	6,747	UBS AG	12/30/22	212
NOK	28,927	USD	2,711	UBS AG	12/30/22	78
NOK	96,424	USD	9,324	UBS AG	12/30/22	(30)
USD	126,226	NOK	1,310,247	UBS AG	12/30/22	(66)
USD	2,892	NOK	30,735	UBS AG	12/30/22	(70)
USD	400,874	THB	14,610,246	Goldman Sachs & Co.	12/15/22	15,561
						$151,642

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	15	December 2022	$1,773,958	$(45,393)
Korean Treasury 10-Year Bonds	10	December 2022	745,481	(31,395)
U.K. Gilt 10-Year Bonds	26	December 2022	3,045,188	(232,117)
U.S. Treasury 10-Year Ultra Notes	46	December 2022	5,335,281	(439,321)
U.S. Treasury 2-Year Notes	70	December 2022	14,306,797	(287,246)
U.S. Treasury 5-Year Notes	126	December 2022	13,430,812	(548,092)
U.S. Treasury Long Bonds	27	December 2022	3,253,500	(428,698)
			$41,891,017	$(2,012,262)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$10,757,340	$(420,372)	$135,787	$(284,585)
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$1,182,060	(31,812)	14,658	(17,154)
					$(452,184)	$150,445	$(301,739)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,688,689. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $53,860,472, which represented 7.6% of total net assets.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,842,019, which includes securities collateral of $251,698.
(9)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,712,093.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	332,710,269	—	—
Common Stocks	138,659,902	43,208,591	—
U.S. Treasury Securities	—	63,575,245	—
Corporate Bonds	—	22,256,253	—
Collateralized Loan Obligations	—	16,359,364	—
Sovereign Governments and Agencies	—	15,651,804	—
Asset-Backed Securities	—	4,059,617	—
Collateralized Mortgage Obligations	—	2,874,691	—
Preferred Stocks	—	2,602,979	—
Commercial Mortgage-Backed Securities	—	2,188,079	—
Exchange-Traded Funds	1,488,746	—	—
Municipal Securities	—	1,414,014	—
U.S. Government Agency Mortgage-Backed Securities	—	961,784	—
Short-Term Investments	27,817,993	37,626,864	—
	500,676,910	212,779,285	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	342,371	—

Liabilities
Other Financial Instruments
Futures Contracts	1,703,357	308,905	—
Swap Agreements	—	301,739	—
Forward Foreign Currency Exchange Contracts	—	190,729	—
	1,703,357	801,373	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$25,713	—	—	$(1,660)	$24,053	541	—	$188
American Century Emerging Markets Bond ETF	9,032	—	—	(898)	8,134	232	—	111
American Century Focused Dynamic Growth ETF(3)	21,217	—	—	(1,865)	19,352	355	—	—
American Century Focused Large Cap Value ETF	28,424	$238	$21	(231)	28,410	487	$1	163
American Century Multisector Income ETF	37,377	—	—	(2,192)	35,185	833	—	371
American Century Quality Diversified International ETF	28,719	—	—	(2,973)	25,746	700	—	—
American Century STOXX U.S. Quality Growth ETF	31,760	44	184	(1,887)	29,733	505	52	36
American Century STOXX U.S. Quality Value ETF	41,568	300	68	(1,659)	40,141	860	(4)	307
Avantis Emerging Markets Equity ETF	31,903	784	—	(4,155)	28,532	631	—	—
Avantis International Equity ETF	29,929	—	—	(2,815)	27,114	560	—	—
Avantis International Small Cap Value ETF	8,199	—	—	(851)	7,348	146	—	—
Avantis U.S. Equity ETF	49,301	192	2,119	(2,141)	45,233	657	732	187
Avantis U.S. Small Cap Value ETF(4)	17,912	131	3,993	(321)	13,729	180	406	68
	$361,054	$1,689	$6,385	$(23,648)	$332,710	6,687	$1,187	$1,431
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.